Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Narrative) (Details) $ in Thousands, ₪ in Millions			1 Months Ended																	12 Months Ended
	May 10, 2023 ILS (₪) ha	May 10, 2023 USD ($) ha	Feb. 28, 2026 ILS (₪) MW-M	Feb. 28, 2026 USD ($) MW-M	Dec. 31, 2024 ILS (₪) MW-M	Dec. 31, 2024 USD ($) MW-M	Oct. 31, 2024 ILS (₪)	Oct. 31, 2024 USD ($)	Sep. 30, 2024 ILS (₪)	Sep. 30, 2024 USD ($)	Jul. 23, 2024 ILS (₪)	Jul. 23, 2024 USD ($)	Jun. 30, 2024 ILS (₪) ha	Jun. 30, 2024 USD ($) ha	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 ILS (₪) MW-M	Jan. 31, 2020 ILS (₪) ha	Jan. 31, 2020 USD ($) ha	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 ILS (₪)	Jan. 31, 2023 USD ($)	Jan. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets | $						$ 175,457														$ 200,527	$ 174,515
Percentage Of Bank Guarantee In Favor Of Ila																		25.00%	25.00%
Lease Of Opct Zomet Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term																	final assessment was received from ILA where the value of the usage fees in the land for a period of 25 years	lease agreement will be signed for a period of 24 years and 11 months from approval of the transaction, i.e. up to November 4, 2044. Tzomet Netiv Limited Partnership (“Joint Company’) own the rights in the Land, and the composition is as follows i) General Partner of the Tzomet Netiv Limited Partnership holds 1%, in which the Kibbutz and OPC Tzomet hold 26% and 74% respectively, ii) Limited partners hold 99%, where the Kibbutz (26%) and OPC Tzomet (73%) hold rights as limited partners	lease agreement will be signed for a period of 24 years and 11 months from approval of the transaction, i.e. up to November 4, 2044. Tzomet Netiv Limited Partnership (“Joint Company’) own the rights in the Land, and the composition is as follows i) General Partner of the Tzomet Netiv Limited Partnership holds 1%, in which the Kibbutz and OPC Tzomet hold 26% and 74% respectively, ii) Limited partners hold 99%, where the Kibbutz (26%) and OPC Tzomet (73%) hold rights as limited partners
Area of land | ha																		8.5	8.5
Capitalization fees																		₪ 207	$ 60,000
Amount of final assessment																	₪ 200					₪ 154	$ 44,000	$ 62,000
Guarantee refunded							₪ 58	$ 16,000
Rate of initial assessment																		75.00%	75.00%
Reimbursement of land															₪ 7	$ 2,000
Power plant capacity | MW-M																	396
Ramat Beka Renewable Energy Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Area of land | ha	227	227											161.7	161.7
Tender bid amount									₪ 178	$ 49,000			₪ 890	$ 236,000
Power plant capacity | MW-M					500	500
Estimated cost of project					₪ 185	$ 50,000
Purchase tax assessments received											₪ 29	$ 8,000
Bid amount submitted	₪ 484	$ 133,000
Ramat Beka Renewable Energy Project [Member] | Subsequent Events [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Power plant capacity | MW-M			970	970
Estimated cost of project			₪ 310	$ 100,000
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term																				They typically run for a period of more than 20 years, with an option for renewal
Right-of-use assets | $						45,195														$ 48,781	91,493
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term																				The leases range from 3 to 9 years, with options to extend.
Right-of-use assets | $						$ 8,480														$ 6,958	$ 10,950